Summary of significant accounting policies: - Business Description (Details)	12 Months Ended
Dec. 31, 2018 item MW
Business description
Number of electric distribution cooperative members | item	38
Summer planning reserve capacity of generating units (in megawatts)	7,060
Number of people to whom energy is distributed on a retail basis by the entity's members | item	4,100,000
Smarr EMC
Business description
Summer planning reserve capacity of generating units (in megawatts)	731
Green Power EMC
Business description
Summer planning reserve capacity of generating units (in megawatts)	120
Green Power EMC | Solar energy
Business description
Summer planning reserve capacity of generating units (in megawatts)	87